STRALEM FUND



                                                                 FILED VIA EDGAR
                                                                 ---------------

March 2, 2009


U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


      Re:  Stralem Fund
           File No. 2-34277


Ladies and Gentlemen:

      Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Stralem Fund's registration statement on Form N-1A and (ii) the text of the most recent amendment has been filed electronically.

      Please contact the undersigned at 513/587-3406 if you have any questions concerning this filing.


Very truly yours,

/s/ Wade Bridge

Wade Bridge
Assistant Secretary